Changes in the Group	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Changes in the Group	27 Changes in the Group
The Group acquired certain businesses and other assets as noted
below. The financial impact of these transactions to the Group were immaterial individually and in aggregate. Except as noted, there were no material differences between the fair value and book values of net assets acquired in business combinations.
(a) Acquisitions
Beni Oral Nicotine LLC
On 15 July 2024, the Group acquired Beni Oral Nicotine LLC, a U.S.
company owning rights to a portfolio of tobacco-free oral use synthetic nicotine pouches, for upfront consideration of
US$30 million (£23 million), and deferred payments of contingent consideration of up to US$200 million (£160 million) deferred for
5 years, subject to the achievement of certain milestones. The transaction has been accounted for as an asset acquisition, rather than as a business combination, as the intellectual property acquired does not represent an integrated set of activities required by IFRS for business combination accounting. Consequently, the best estimate of consideration payable has been allocated to the acquired assets by relative fair value.
(b) Associated undertakings
(i) ITC Limited
On 13 March 2024, the Group announced the divestment of 12%
of its equity stake in ITC Limited (the equivalent of 3.5% of ITC's ordinary shares) to institutional investors by way of an accelerated bookbuild process (Block Trade). The Block Trade sale generated net proceeds after transaction costs and taxes of INR166.9 billion
(£1.6 billion) which were then repatriated to the UK in a series of foreign exchange transactions in the days following the sale. The transaction was subject to applicable tax laws in India and the UK, and proceeds were remitted net of withheld Indian Capital Gains
Tax of INR5.7 billion (£54 million). Following completion of the transaction, BAT has remained a significant shareholder of ITC, with a 25.45% holding, and has continued to account for ITC as an associated undertaking using the equity method of accounting.
On 24 July 2023, ITC announced a proposed demerger of its
‘Hotels Business’ under a scheme of arrangement by which 60%
of the newly incorporated entity would be held directly by ITC's shareholders proportionate to their shareholding in ITC. In January
2025, ITC Hotels Limited was listed and commenced trading on the
National Stock Exchange of India (NSE) and Bombay Stock Exchange
(BSE). The Group's direct stake in ITC Hotels Limited is 15%.
(ii) Organigram Holdings Inc
On 11 March 2021, the Group announced a strategic collaboration agreement with Organigram Inc., a wholly owned subsidiary of publicly traded Organigram Holdings Inc. (collectively,
Organigram). Under the terms of the transaction, a Group
subsidiary acquired a 19.9% equity stake in Organigram Holdings
Inc. to become the largest shareholder, with the ability to appoint two directors and representation on its investment committee.
The Group accounts for the investment as an associate.
As a result of certain acquisitions made by Organigram during
2021, the Group’s shareholding was reduced to 18.8%. In 2022, the
Group exercised its top-up rights and invested a further £4 million to maintain its ownership stake.
In 2023, the Group announced the signing of an agreement for a further investment of CAD$125 million (£74 million) in Organigram, subject to customary conditions, including necessary approvals by the shareholders of Organigram, which was given on 18 January
2024. On 24 January 2024, BAT made the first tranche investment of CAD$42 million (£24 million) acquiring a further 12,893,175 common shares of Organigram at a price of CAD$3.22 per share.
On 30 August 2024, BAT made the second tranche investment of
CAD$42 million (£24 million) acquiring a further 4,429,740
common shares and 8,463,435 preferred shares of Organigram at a price of CAD$3.22 per share. Subject to certain conditions, the final 12,893,175 shares subscribed for shall be issued at the same price as the previous two tranches by the end of February 2025.
The additional investment in 2024 increased the Group's interest in Organigram at that time to 35.09%. Under the terms of the agreement, the Group’s voting rights are restricted
to 30%.
Part of the proceeds from the Group’s reinvestment have been earmarked for “Jupiter”, a strategic investment pool designed to expand Organigram’s geographic footprint and capitalise on
emerging growth opportunities. During the year, Organigram has made certain investments, largely in the form of convertible loan notes, into Sanity Group GmbH and Steady State LLC, both of
which are associated undertakings of the Group.
On 6 December 2024, Organigram announced the 100% acquisition of Motif Labs Ltd. and the consideration included CAD$40 million of Organigram common shares. As a result, the Group's interest in Organigram reduced to c.30.6%.
(iii) Other investments
In April 2023, the Group announced a strategic joint venture agreement between a Group subsidiary, AJNA BioSciences PBC,
and Charlotte’s Web. Under the terms of the transaction, a Group subsidiary acquired a 19.9% stake in the new entity, DeFloria LLC, at a cost of £8 million (US$10 million). During 2024, the Group made a further investment of £4 million in the form of a convertible loan note.
In 2022, the Group announced a £32 million investment in exchange for 16% of Sanity Group GmbH (Sanity Group) which the Group
accounts for as an associate. In addition, during 2022, the Group made an investment in Steady State LLC (trading as Open Book
Extracts) for £4 million, followed by a second investment of
£4 million in May 2023. The Group accounts for the investment as an associate. A further investment of £8 million was made in
October 2023 by way of a convertible loan note, which is currently accounted for as an investment at fair value through profit and loss.
In 2022, the Group announced that it had invested in Charlotte’s
Web, via a convertible debenture of £48 million. The debenture is convertible at the Group's discretion into a non-controlling equity stake in Charlotte’s Web of approximately 19.9%. The investment is recognised at fair value through profit and loss with fair value changes in the investment recognised in net finance costs. On conversion of the loan note, the Group will equity account for its investment.
(c) Non-controlling interests
During 2023, the Group acquired a further 1.31% in Hrvatski
Duhani d.d., at a cost of less than £1 million, following the acquisitions in 2022 (3.3% at a cost of £1 million).
(d) Assets held for sale and business disposals
(i) BAT Russia and BAT Belarus
On 11 March 2022, the Group announced the intention to transfer its Russian business in full compliance with international and local laws. At that time, the Group had two subsidiaries in Russia (BAT
Russia), being JSC British American Tobacco-SPb and JSC
International Tobacco Marketing Services. In September 2023,
the Group formally entered into an agreement to sell the Group's
Russian and Belarusian businesses to a consortium led by then members of BAT Russia’s Management team, in compliance with
local and international laws. As previously announced, due to operational dependencies between BAT Russia and the Group’s
subsidiary in Belarus (International Tobacco Marketing Services
BY) (BAT Belarus), the Belarusian business was included in the sale.
The transaction was completed on 13 September 2023 and, since completion, the buyer consortium has wholly owned both
businesses. These businesses are now known as the ITMS Group.
In accordance with IFRS, the assets and liabilities of the
subsidiaries comprising BAT Russia and BAT Belarus were
classified as held-for-sale as of 31 December 2022 and presented as such on the balance sheet at an estimated recoverable value.
Impairment charges of £554 million and associated costs of
£58 million were recognised in 2022 as adjusting items. Upon completion, the businesses were deconsolidated from the Group's balance sheet. Proceeds of £425 million were received in 2023, resulting in a partial reversal of £195 million of the previously recognised impairment. In addition to this, £554 million of foreign exchange previously recognised in the statement of other
comprehensive income was reclassified to the income statement upon completion of the transaction. This resulted in a net charge to the income statement of £353 million which included disposal-
related costs of £3 million and £9 million of foreign exchange gains on proceeds received. Management concluded that the disposal of the Russian and Belarusian businesses did not qualify to be
presented as discontinued operations.
As part of the disposal agreements, the Group holds call options to reacquire the ITMS Group entities. No value has been ascribed to these options as they cannot be sold or transferred outside the
BAT Group, they expire within two years of the completion of the transaction, and current sanctions and counter sanctions would restrict the ability of the Group to exercise these options. In addition, no value has been ascribed to the options the Group holds to reacquire certain trademarks and brands utilised by the
ITMS businesses which only expire after 100 years. The likelihood of exercise of these options within the foreseeable future is remote, and assuming the higher returns that any market
participant would require given the perceived risk of investing in
Russia going forwards, and a consequent high discount rate, any value associated with exercising the options would be immaterial.